TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE RECEIVABLES [abstract]
Schedule of trade receivables
	2019	2020
	RMB’000	RMB’000

Trade receivables	4,563,219	3,782,381
Including: receivables from related parties	3,477,558	2,955,797
Less: Provision for impairment of receivables	(61,135)	(60,704)
	4,502,084	3,721,677

Schedule of aging analysis of the outstanding trade receivables
	2019	2020
	RMB’000	RMB’000

Within 1 year	3,558,842	2,773,713
Over 1 year but within 2 years	747,600	653,062
Over 2 years but within 3 years	172,482	306,410
Over 3 years	84,295	49,196
	4,563,219	3,782,381

Schedule of movements on provision for impairment of trade receivables
	2018	2019	2020
	RMB’000	RMB’000	RMB’000

At December 31	6,203	61,212	61,135
Change of accounting policy	60,704	-	-
At January 1	66,907	61,212	61,135
Reversal of impairment loss provision	(5,689)	-	(358)
Written-off	(6)	(77)	(73)
At December 31	61,212	61,135	60,704